CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING CASH FLOW
Net loss	$ (141,573)	$ (102,493)	$ (88,387)
Adjustments to reconcile net loss to operating cash flow:
Depreciation	2,521	2,018	1,900
Amortization of intangibles	177	177	178
Equity-based compensation expense	9,331	6,441	3,718
Accrued interest on convertible note payable		127	701
Change in fair value of warrant liabilities	(12,148)	0	0
Net noncash change in right of use assets and lease liabilities	2,385	1,501	1,486
Changes in assets and liabilities:
Prepaid expenses and other assets	(2,243)	(1,540)	(462)
Accounts receivable	(6,366)	(2,043)	18,042
Accounts payable and accrued expenses	2,987	5,886	6,493
Lease liability	(1,504)	(1,650)	(1,594)
Deferred DOE cost share	(104)	(13,254)	13,358
Deferred revenue	(559)	1,148	224
Accrued compensation	(1,513)	4,520	(2,892)
Net cash used in operating activities	(148,609)	(99,162)	(47,235)
INVESTING CASH FLOW
Purchase of short-term investments	(50,000)
Purchases of property, plant and equipment	(2,332)	(1,952)	(3,526)
Net cash used in investing activities	(52,332)	(1,952)	(3,526)
FINANCING CASH FLOW
Proceeds from Transaction, net	341,462
Payments of Transaction costs	(2,401)
Proceeds from debt issuance			23,000
Repayment of debt		(20,000)	(3,000)
Proceeds from short-term borrowings		27,200
Repayment of short-term borrowings		(27,200)
Proceeds from sale of convertible preferred units		192,500	18,500
Proceeds from exercise of common unit options	847	748	43
Repurchase of common units	(566)	(17)	(49)
Issuance of treasury units	20	113
Proceeds from exercise of warrants and common share options	28,702
Net cash provided by financing activities	368,064	173,344	38,494
Net increase (decrease) in cash, cash equivalents and restricted cash	167,123	72,230	(12,267)
Cash, cash equivalents and restricted cash:
Beginning of period	77,094	4,864	17,131
End of period	244,217	77,094	4,864
Summary of noncash investing and financing activities:
Assumption of Transaction warrant liabilities	47,532
Debt converted to equity	14,181
Conversion of equity options to liability award	50
Conversion of accounts payable to convertible preferred units		65	378
Warrants converted into equity	$ 6,268
Equity issuance fees		1,960	1,960
Capital expenditures in accounts payable			290
Increase in lease liability			$ 846
Supplemental disclosures of cash flow information:
Cash paid for interest		$ 1,478